Acquisition of Chongqing Zhizao	12 Months Ended
Dec. 31, 2020
Acquisition of Chongqing Zhizao
Acquisition of Chongqing Zhizao

5. Acquisition of Chongqing Zhizao

On December 28, 2018, the Company, through a wholly‑owned subsidiary of Beijing CHJ, Chongqing Xinfan Machinery Co., Ltd. (the “Buyer” or “Xinfan”), entered into an acquisition agreement (the “Lifan Acquisition Agreement”) with Lifan Industry (Group) Co., Ltd. (“Lifan Industry” or the “Seller”) and its two wholly‑owned subsidiaries Chongqing Zhizao (the “Target”) and Chongqing Lifan Passenger Vehicle Co., Ltd. (“Lifan Passenger Vehicle” or the “Divestiture Recipient”), to acquire 100% equity interest of Chongqing Zhizao (the “Acquisition”). Chongqing Zhizao was formerly known as Chongqing Lifan Automobile Co., Ltd.

Prior to the completion of the Acquisition, Chongqing Zhizao transferred most of its assets and liabilities and the related rights and obligations to Lifan Passenger Vehicle in November 2018 (the “Divestiture”). After the Divestiture, Chongqing Zhizao still retained its Automotive Manufacturing Permission, working capitals and certain lease contracts, and other financial assets or liabilities (hereinafter referred to as “Retained Assets and Liabilities”).

Key operating assets including plants, equipment, vehicle design and development technologies and raw materials had been transferred out from Chongqing Zhizao to Lifan Industry or Lifan Passenger Vehicle prior to the Acquisition. All employee contracts, operational systems and processes have also been transferred to Lifan Passenger Vehicle. No system, standard, protocol, convention, or rule that can create or has the ability to contribute to the creation of outputs were obtained by Xinfan. This Acquisition is determined to be an asset acquisition as no sufficient inputs and processes were acquired to produce outputs.

The Acquisition was completed on December 29, 2018 (the “Acquisition Date”) when the legal procedures were completed. Total consideration for the Acquisition was RMB650,000 in cash, of which RMB535,000 was paid in 2019 and RMB35,448 was paid in August 2020. The remaining consideration of RMB79,552 will be paid in 2021.

On December 19, 2019, Xinfan entered into a share transfer agreement (the “Lifan Disposal Agreement”) to dispose 100% equity interest of Chongqing Zhizao, with cash consideration of RMB0.001. The Retained Assets and Liabilities of Chongqing Zhizao not related to the manufacturing of Li ONE were transferred out upon the completion of the disposal of Chongqing Zhizao. A disposal loss of RMB4,503 was recognized on December 26, 2019, the disposal date of the transaction.

The following table summarizes the balance of the assets acquired and liabilities assumed as of the date of acquisition and disposed as of the date of disposal, respectively:

	As of the Date	As of the Date
	of Acquisition	of Disposal
Cash and cash equivalents and restricted cash	25,004	119
Short‑term borrowing(1)	(20,000)	(18,115)
Working capital(2)	(382,350)	(177,231)
Finance lease liabilities, current(3)	(66,111)	(76,654)
Finance lease liabilities, non‑current(3)	(19,547)	—
Indemnification Receivables(4)	465,830	276,384
Net assets acquired/disposed	2,826	4,503
Intangible assets:
Automotive Manufacturing Permission(5)	647,174	—
Total	650,000	4,503
(1)	Short‑term borrowing represents the outstanding bank loan principal, with the amount of RMB20,000 due by February 7, 2019, of which RMB1,885 has been repaid as of December 26, 2019.
(2)	Working capital primarily included prepayments, trade payables, notes payable and accrued liabilities.
(3)	Chongqing Zhizao had existing lease agreements with two third‑party lessors for certain manufacturing equipment, which had been accounted for as finance lease.
(4)	The balance represents the receivables from Lifan Passenger Vehicle intended to indemnify for all the Retained Assets and Liabilities that could not be legally transferred out before the Acquisition.
(5)

As there’s no limit to the valid period of the Automotive Manufacturing Permission, the Automotive Manufacturing Permission was classified as an intangible asset with indefinite lives. As of December 31, 2019 and 2020, no impairment was recognized for the Automotive Manufacturing Permission.